Summary of Significant Accounting Policies - Summary of Net Sales (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue	$ 25,060	$ 15,732	$ 72,514	$ 76,067
United States | Customer Consentration Risk
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue	20,193	13,752	61,979	36,554
China
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue	11,646	5,590	30,664	54,728
China | Customer Consentration Risk
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue	3,440	968	6,227	38,016
Netherlands | Customer Consentration Risk
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue			578	34
Rest of the World
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue	2,186	486	8,709	3,149
Rest of the World | Customer Consentration Risk
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue	$ 1,427	$ 1,012	$ 3,730	$ 1,463